Polen International Growth Fund
POLEN INTERNATIONAL GROWTH FUND
Investment Objective
Polen International Growth Fund ("the Fund") seeks to achieve long-term growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - Polen International Growth Fund	Investor Class	Institutional Class
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Polen International Growth Fund		Investor Class	Institutional Class
Management Fees		0.85%	0.85%
Distribution and/or Service (Rule 12b-1) Fees		0.25%	none
Other Expenses		2.60%	2.60%
Total Annual Fund Operating Expenses	[1]	3.70%	3.45%
Fee Waiver and/or Expense Reimbursement	[1]	(2.35%)	(2.35%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.35%	1.10%
[1]	Polen Capital Management, LLC ("Polen Capital" or the "Adviser") has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, interest, extraordinary items, "Acquired Fund Fees and Expenses" and brokerage commissions) do not exceed 1.10% (on an annual basis) with respect to the Fund's average daily net assets (the "Expense Limitation"). The Expense Limitation will remain in place until August 31, 2019 unless the Board of Trustees of FundVantage Trust (the "Trust") approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or expense reimbursement. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund's expenses are below the Expense Limitation amount.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Investor Class shares and Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes that the Expense Limitation remains in effect until its expiration on August 31, 2019. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Polen International Growth Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor Class	137	914	1,712	3,798
Institutional Class	112	840	1,591	3,572

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6.36% of the average value of its portfolio.

Summary of Principal Investment Strategies

The Fund typically invests in a focused portfolio of approximately 25 to 35 common stocks of large capitalization companies (market capitalizations greater than $5 billion at the time of purchase), including companies in both developed and emerging markets, that, in the Adviser's opinion, have a sustainable competitive advantage. In addition, the Fund may from time to time purchase common stock, including the common stock of medium capitalization or "mid-cap" companies (market capitalizations greater than $2 billion but less than $5 billion at the time of purchase), that do not meet this criteria if, in the Adviser's opinion, the stock represents a particularly attractive investment opportunity. Under normal market conditions, the Fund invests primarily in non-U.S. equity securities. Non-U.S. equity securities are securities of companies that (i) have their principal securities trading market outside the U.S.; (ii) alone or on a consolidated basis derive 50% or more of annual revenue from goods produced, sales made or services performed outside the U.S.; (iii) are organized under the laws of, and have a principal office in, a country other than the U.S.; (iv) are depositary receipts of issuers described in (i) and (iii) above; or (v) are exchange-traded funds that invest in a country or countries other than the U.S. While the Fund will at all times invest in at least three different countries, the Adviser anticipates that the Fund will ordinarily invest in approximately six or more countries. Consistent with its investment criteria, the Fund may invest in certain emerging market companies. Emerging market companies are companies that (i) have their principal securities trading market in an emerging country; (ii) alone or on a consolidated basis derive 50% or more of annual revenue from goods produced, sales made or services performed in emerging countries; (iii) are organized under the laws of, and have a principal office in, an emerging country, (iv) are depositary receipts of issuers described in (i) and (iii) above, or (v) are exchange-traded funds that invest in an emerging country or countries.

"Emerging countries" include those currently considered to be an emerging or developing country by the World Bank, the International Finance Corporation, the United Nations, or the countries' authorities, and all countries represented in any widely-recognized index of emerging market securities. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products (GNP) than more developed countries.

The Adviser uses an intensive fundamental research process to identify companies that it believes have certain attractive characteristics, which typically reflect an underlying competitive advantage. Those characteristics include: (i) consistent and sustainable high return on capital, (ii) strong earnings growth and free cash flow generation, (iii) strong balance sheets and (iv) competent and shareholder-oriented management teams. The Fund invests in companies that the Adviser believes have a sustainable competitive advantage within an industry with high barriers to entry.

The Adviser believes that consistent earnings growth is the primary driver of intrinsic value growth and long-term stock price appreciation. Accordingly, the Adviser focuses on identifying and investing in a concentrated portfolio of high-quality large capitalization growth companies that it believes has a competitive advantage and can deliver sustainable, above-average earnings growth. The Adviser believes that such companies not only have the potential to contribute greater returns to the Fund, but also may hold less risk of loss of capital.

The Fund is non-diversified, which means that a significant portion of the Fund's assets may be invested in the securities of a single or small number of companies and/or in a more limited number of sectors than a diversified mutual fund. Although the Fund may not "concentrate" (invest 25% or more of its net assets) in any industry, the Fund may focus its investments from time to time in one or more sectors of the economy or stock market.

The Fund will usually sell a security if, in the view of the Adviser, there is a potential threat to the company's competitive advantage or a degradation in its prospects for strong, long-term earnings growth. The Adviser may also sell a security if it is deemed to be overvalued or if a more attractive investment opportunity exists. Although the Adviser may purchase and then sell a security in a shorter period of time, the Adviser typically invests in securities with the expectation of holding those investments on a long term basis.

Summary of Principal Risks

The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund's net asset value ("NAV"), yield and total return. It is possible to lose money by investing in the Fund.

•  Currency Risk: Investment in foreign securities involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.

•  Cyber Security Risk: As part of its business, the Adviser processes, stores and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Adviser and Fund may be susceptible to operational and information security risk. Cyber security failures or breaches of the Adviser or the Fund’s other service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of the Fund's shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.

•  Emerging Markets Risk: Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

•  Equity Securities Risk: Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

•  Foreign Securities Risk: Foreign stocks may underperform U.S. stocks and may be more volatile than U.S. stocks. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices; political instability and expropriation and nationalization risks.

•  Geographic Concentration Risk: From time to time the Fund may invest a substantial amount of its assets in issuers located in a limited number of countries. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund's investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging market countries.

•  Growth Style Risk: Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the investment performance of a Fund using a growth stock strategy may suffer.

•  Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund's performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

•   Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•  Mid-Cap Risk: Medium-sized companies are usually less stable in price and less liquid than larger, more established companies. Therefore, they generally involve greater risk.

•  Non-Diversification Risk: The risk that since the Fund is non-diversified and may invest a larger portion of its assets in the securities of a single issuer than a diversified fund, an investment in the Fund could fluctuate in value more than an investment in a diversified fund.

•  Sector Risk: Although the Fund may not "concentrate" (invest 25% or more of its net assets) in any industry, it may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund's NAV and total returns and may subject the Fund to greater risk of loss. Accordingly, the Fund could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and sectors.

•  Valuation Risk: The risk that the Fund has valued certain of its securities at a higher price than it can sell them.

• Tax Legislation Risk:  On December 22, 2017, new tax legislation was enacted which includes changes to tax rates, restrictions on miscellaneous itemized deductions, changes to the dividends received deduction, restrictions on the deductibility of interest, and changes to the taxation of the international operations of domestic businesses. Certain changes have sunset provisions, which are important to note. Because the tax legislation is newly enacted and Treasury Regulations related to the legislation have not been drafted, there is uncertainty in how the newly enacted tax legislation will affect the Fund’s investments, as such impact may be adverse. Shareholders are urged and advised to consult their own tax advisor with respect to the impact of this legislation.

Performance Information

The bar chart and the performance table illustrate the risks and volatility of an investment in Institutional Class shares of the Fund for the past calendar year and show how the Fund's average annual total returns for one year, and since inception, before and after taxes, compare with those of the MSCI All Country World ® Index (“ACWI”)(ex-USA) a broad measure of market performance. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future. Performance for Investor Class shares is not shown because Investor Class shares do not have a full calendar year of performance. Updated performance information is available on the Fund’s website at www.polencapital.com or by calling the Fund toll-free at (888) 678-6024.

Institutional Class Annual Total Returns

Calendar Year-to-Date Total Return as of June 30, 2018: 3.39% During the periods shown in the chart:
Best Quarter	Worst Quarter
10.80%	3.14%
(March 31, 2017)	(December 31, 2017)

Average Annual Total Returns as of December 31, 2017
Average Annual Total Returns - Polen International Growth Fund		1 Year	Since Inception	Inception Date
Institutional Class		33.67%	33.56%	Dec. 30, 2016
Institutional Class | After Taxes on Distributions		33.29%	33.19%	Dec. 30, 2016
Institutional Class | After Taxes on Distributions and Sales		19.05%	25.40%	Dec. 30, 2016
MSCI ACWI (ex-USA) (reflects no deductions for fees, expenses or taxes)	[1]	27.19%	26.36%	Dec. 30, 2016
[1]	The MSCI All Country World(R) Index ("ACWI") (ex-USA) captures large and mid-cap presentation across 22 of 23 Developed Markets countries (excluding the United States of America) and 24 Emerging Markets countries. With 1,858 constituents, the index covers approximately 85% of the global investable equity opportunity set outside the United States of America.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Institutional Class shares; after-tax returns for Investor Class shares will vary.